Related Parties (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of related party [Abstract]
Schedule of transaction with related parties
	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Sales to related parties	(28 915)	(24 901)	(407)
Purchases from related parties	98 032	54 470	7 937
Rent paid to related parties	13 697	18 260	19 887
Interest paid to related party	–	2 048	–